Condensed Statements of Changes in Shareholders' Deficit (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	May 01, 2023	Aug. 23, 2022	Oct. 19, 2021
Compass Digital Acquisition Corp [Member]
Units price per share	$ 10.00	$ 10.00				$ 10.00
Key Mining Corp [Member]
Units price per share		0.139		$ 0.139	$ 0.25
Common Stock [Member] | Compass Digital Acquisition Corp [Member]
Share price per share			$ 0.25
Common Stock [Member] | Key Mining Corp [Member]
Share price per share		0.139	0.25
Units price per share	$ 0.139	$ 0.25	$ 0.25